Accrued Expenses And Other Current Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation and benefits	$ 181,075	$ 272,601
Research and development expenses	167,621	315,937
General and administrative	95,563	160,116
Accrued interest	194,724	193,781
Total accrued expenses and other current liabilities	$ 638,983	$ 942,435